Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (IFRS 9 and IAS 39) (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Details of gains or losses related to financial assets at fair value through profit or loss

(1)	Details of gains or losses related to net gain or loss on financial instruments at FVTPL (IFRS 9 and IAS 39) are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Gains on financial assets at fair value through profit or loss mandatorily measured at fair value	70,116	114,146	—	—
Gains (losses) on financial instruments held for trading	—	—	36,266	(60,186)
Gains (losses) on financial instrument at fair value through profit or loss designated as upon initial recognition	(2,423)	2,877	—	—
Losses on financial instruments at fair value through profit or loss designated as upon initial recognition	—	—	(24,200)	(86,223)

Total	67,693	117,023	12,066	(146,409)

Gains or losses on financial assets held for trading

(2)

Details of net gain or loss on financial instrument at fair value through profit or loss mandatorily measured at fair value and financial assets held for trading are as follows (Unit: Korean Won in millions):

			2018		2017
			Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Financial assets at FVTPL (financial assets held for trading)	Securities	Gain on valuation	36,982	81,861	1,055	5,895
		Gain on disposals	18,885	22,377	3,936	9,860
		Loss on valuation	(11,957)	(23,795)	(2,785)	(6,511)
		Loss on disposals	(7,481)	(9,180)	(1,308)	(2,057)

		Subtotal	36,429	71,263	898	7,187

	Loans	Gain on valuation	373	3,191	—	—
		Loss on valuation	(107)	(127)	—	—

		Subtotal	266	3,064	—	—

	Other financial assets	Gain on valuation	228	1,969	1,495	3,071
		Gain on disposals	143	405	814	933
		Loss on valuation	(320)	(2,193)	(1,971)	(3,590)
		Loss on disposals	(11)	(83)	(211)	(234)

		Subtotal	40	98	127	180

	Total of financial assets held for trading		36,735	74,425	1,025	7,367

			2018		2017
			Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Derivatives (for trading)	Interest rates derivatives	Gain on transactions and valuation	231,372	600,362	201,637	433,349
		Loss on transactions and valuation	(247,381)	(594,525)	(198,170)	(421,734)

		Subtotal	(16,009)	5,837	3,467	11,615

	Currency derivatives	Gain on transactions and valuation	2,546,154	3,535,106	(94,206)	3,773,565
		Loss on transactions and valuation	(2,502,934)	(3,505,890)	105,055	(3,943,609)

		Subtotal	43,220	29,216	10,849	(170,044)

	Equity derivatives	Gain on transactions and valuation	115,712	249,364	92,302	302,927
		Loss on transactions and valuation	(109,288)	(244,063)	(71,116)	(211,551)

		Subtotal	6,424	5,301	21,186	91,376

	Other derivatives	Gain on transactions and valuation	2,142	2,790	2,295	12,312
		Loss on transactions and valuation	(2,396)	(3,423)	(2,556)	(12,812)

		Subtotal	(254)	(633)	(261)	(500)

	Total of derivatives (for trading)		33,381	39,721	35,241	(67,553)

	Total		70,116	114,146	36,266	(60,186)

Gains or losses on financial assets designated at fair value through profit or loss

(3)	Details of net gain or loss on financial instrument at fair value through profit or loss designated as upon initial recognition are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Gain (loss) on equity-linked securities:
Loss on disposals of equity-linked securities	(1,203)	(1,534)	(3,686)	(15,877)
Gain (loss) on valuation of equity-linked securities	(2,164)	2,814	(20,667)	(69,714)

Subtotal	(3,367)	1,280	(24,353)	(85,591)

Loss on other securities:
Loss on valuation of other securities	—	—	(114)	(16)

Gain (loss) on other financial instruments:
Gain (loss) on valuation of other financial instruments	944	1,597	267	(616)

Total	(2,423)	2,877	(24,200)	(86,223)